LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases
SCHEDULE OF LEASES

	December 31,
	2021	2020
Assets
Right of use assets	$906	$1,129
Liabilities
Current portion of operating lease liabilities	108	94
Long term operating lease liabilities, net	854	1,092
	$962	$1,186
Weighted-average remaining lease term (years)	5	6

SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES	Maturities of operating leases liabilities are as follows:
December 31,
2021
2022	$310
2023	326
2024	329
2025	330
2026	235
2027	24
Total lease payments	1,554
Less: Imputed interest	(592)
$962